Concessions payable - Additional Information (Detail) - Railroad concession payable under litigation - Rumo S.A. [member] R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
Disclosure of Concessions Payable And Judicial Deposits [line items]
Recognized indemnification amount	R$ 479,563
Gain on reversal of lease liabilities related to other income (expenses)	348,319
Gain on reversal of lease liabilities related to financial result	R$ 131,243